SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Oil, natural gas and NGL sales	$ 281,299	$ 108,091		$ 76,115
Joint interest accounts receivable	773,894	624,577		494,587
Unbilled joint interest expense				(852)
Total joint interest related receivables		732,668		493,735
Other accounts receivable	116,980	118,636		122,501
Total Accounts receivable, net	$ 1,172,173	$ 851,304	$ 835,173	$ 692,351